Receivable related to Zonda Arbitration (Details) - USD ($) $ in Thousands	Oct. 29, 2015	Dec. 31, 2018	Nov. 19, 2018	Dec. 31, 2017	Jan. 25, 2013
Asset related to Zonda Arbitration
Assets related to Zonda Arbitration			$ 204,700
Capital Addition Purchase Commitments | Drillships and related equipment | SHI
Asset related to Zonda Arbitration
Property and equipment		$ 75,000		$ 75,000
Predecessor
Asset related to Zonda Arbitration
Long-term receivable			$ 202,575	$ 202,575
Predecessor | Capital Addition Purchase Commitments | Drillships and related equipment | SHI
Asset related to Zonda Arbitration
Aggregate purchase price of vessels under construction					$ 517,500
Carrying value at date of rescission	$ 315,700
Payments of advances on contract to purchase drillship	$ 181,100